Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity China Region Fund	Dec. 30, 2023
Fidelity China Region Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.88%)
Past 5 years	1.67%
Past 10 years	6.67%
Fidelity China Region Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.96%)
Past 5 years	0.84%
Past 10 years	5.29%
Fidelity China Region Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.90%)
Past 5 years	1.46%
Past 10 years	5.23%
IXYE2
Average Annual Return:
Past 1 year	(22.38%)
Past 5 years	(1.06%)
Past 10 years	4.35%